Benefit Plans (Net Periodic Benefit Cost (Income)) (Details) - Pension [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Service cost	$ 0.5	$ 0.7	$ 1.6	$ 1.9	$ 2.5	$ 3.0	$ 4.9
Interest cost	3.7	3.6	11.0	11.0	14.6	15.8	9.6
Expected return on assets	(3.9)	(3.7)	(11.8)	(11.1)	(14.8)	(17.6)	(15.8)
Prior service cost	0.2	0.3	0.7	0.7	1.0	1.1	1.2
Actuarial loss / (gain)	1.3	0.9	3.8	2.9	3.9	1.1	7.7
Net periodic benefit cost	$ 1.8	$ 1.8	$ 5.3	$ 5.4	$ 7.2	$ 3.4	$ 7.6
Discount rate					5.14%	5.41%	2.83%
Expected return on plan assets					5.15%	5.40%	4.60%